UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna 1633 Broadway New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2013

Date of Reporting Period:	February 28, 2013

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2013 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES—97.9%
	Alabama—1.2%
$10,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	$10,503,000
1,235	Montgomery BMC Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/29, Ser. B (NPFGC)	1,235,753
2,000	State Docks Department Rev., 6.00%, 10/1/40	2,391,860

		14,130,613

	Arizona—7.1%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	3,748,570
2,860	5.50%, 1/1/38, Ser. D	3,207,318
	Pima Cnty. Industrial Dev. Auth. Rev.,
29,700	5.00%, 9/1/39	31,250,637
1,500	Tucson Electric Power Co., 5.25%, 10/1/40, Ser. A	1,638,825
	Pinal Cnty. Electric Dist. No. 3 Rev.,
1,750	5.25%, 7/1/36	1,944,005
3,700	5.25%, 7/1/41	4,057,383
10,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (h)	11,410,400
22,400	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	25,589,984

		82,847,122

	California—15.0%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
6,000	5.00%, 10/1/29	6,966,000
1,430	5.00%, 4/1/34, Ser. F-1	1,618,217
1,565	Foothill-Eastern Transportation Corridor Agcy. Rev., 5.875%, 1/15/26 (IBC-NPFGC)	1,611,637
	Golden State Tobacco Securitization Corp. Rev.,
2,000	5.00%, 6/1/45, Ser. A	2,083,700
16,000	5.30%, 6/1/37, Ser. A-2	14,558,240
15,070	5.75%, 6/1/47, Ser. A-1	14,109,739
2,000	Hayward Unified School Dist., GO, 5.00%, 8/1/33	2,169,720
	Health Facs. Financing Auth. Rev.,
1,500	Scripps Health, 5.00%, 11/15/36, Ser. A	1,675,845
6,300	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	6,728,148
3,000	Sutter Health, 6.00%, 8/15/42, Ser. B	3,656,790
1,500	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)	1,411,410
2,000	Los Angeles Community College Dist., GO, 5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	2,261,700
4,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/39, Ser. A-1 (AMBAC)	4,352,360
5,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	5,427,750
1,750	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	2,455,792
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	2,206,580
3,145	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	3,727,297
650	Murrieta Valley Unified School Dist. Public Financing Auth., Special Tax, 4.75%, 9/1/36, Ser. A (AGC)	672,789
3,000	Newport Beach Rev., Hoag Memorial Hospital Presbyterian, 5.875%, 12/1/30	3,612,480
500	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	542,090
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	2,220,960
3,300	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	3,693,360
2,000	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)	2,170,260
	State, GO,
2,925	5.00%, 11/1/32	3,268,951
1,590	5.00%, 6/1/37	1,736,153
5,200	5.125%, 8/1/36	5,900,128
2,500	5.25%, 3/1/38	2,818,075
5,945	5.25%, 11/1/40	6,902,145
5,750	5.50%, 3/1/40	6,785,230
9,500	6.00%, 4/1/38	11,391,830
	Statewide Communities Dev. Auth. Rev.,
2,970	California Baptist Univ., 5.75%, 11/1/17, Ser. B (a)(d)	3,239,973
785	California Baptist Univ., 6.50%, 11/1/21	929,864
1,000	Cottage Health, 5.00%, 11/1/40	1,103,460
4,890	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	6,086,779
17,415	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	21,239,856
5,690	Sutter Health, 6.00%, 8/15/42, Ser. A	6,935,712
4,725	Torrance Rev., Torrance Memorial Medical Center, 5.00%, 9/1/40, Ser. A	5,207,989

		173,479,009

	Colorado—1.8%
5,800	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	6,297,698
1,000	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	1,116,340
	Health Facs. Auth. Rev., Ser. A,

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Colorado (continued)
$1,000	American Baptist Homes, 5.90%, 8/1/37	$1,013,840
2,500	Catholic Health Initiatives, 5.00%, 2/1/41	2,749,700
500	Evangelical Lutheran, 6.125%, 6/1/38 (Pre-refunded @ $100 6/1/14) (c)	536,115
6,045	Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40	6,575,449
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	1,994,821

		20,283,963

	Connecticut—0.3%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A	1,431,375
2,000	State Health & Educational Fac. Auth. Rev., Hartford Healthcare, 5.00%, 7/1/41, Ser. A	2,135,900

		3,567,275

	Florida—4.7%
1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 7.00%, 4/1/39	1,241,840
	Broward Cnty. Airport System Rev.,
12,100	5.00%, 10/1/42, Ser. Q-1	13,419,747
600	5.375%, 10/1/29, Ser. O	691,368
8,500	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (h)	10,028,300
1,000	Clearwater Water & Sewer Rev., 5.25%, 12/1/39, Ser. A	1,130,450
340	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	385,805
3,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.625%, 11/15/37, Ser. B	3,462,480
6,795	Jacksonville Health Facs. Auth. Rev., Ascension Health, 5.25%, 11/15/32, Ser. A	6,880,549
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project, 5.50%, 7/1/32	3,002,670
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	452,735
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	9,114,309
5,000	Sumter Landing Community Dev. Dist. Rev., 4.75%, 10/1/35, Ser. A (NPFGC)	5,048,000

		54,858,253

	Georgia—0.4%
1,500	Atlanta Airport Rev., 5.00%, 1/1/40, Ser. A	1,677,885
2,775	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	2,780,106

		4,457,991

	Illinois—6.9%
	Chicago,
10,000	GO, 5.00%, 1/1/34, Ser. C (h)	10,882,300
2,758	Special Assessment, Lake Shore East, 6.625%, 12/1/22	2,824,744
5,857	Special Assessment, Lake Shore East, 6.75%, 12/1/32	5,996,514
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	1,316,025
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	2,652,375
250	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (b)(e)	85,000
700	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	857,199
2,000	Provena Health, 6.00%, 5/1/28, Ser. A	2,278,660
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (h)	5,954,350
37,000	Sports Facs. Auth. Rev., 5.50%, 6/15/30 (AMBAC)	39,825,320
	Village of Hillside, Tax Allocation, Mannheim Redev. Project,
3,880	6.55%, 1/1/20	4,039,429
2,900	7.00%, 1/1/28	2,899,594

		79,611,510

	Indiana—0.5%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	1,719,945
	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc.,
990	5.80%, 9/1/47 (a)(d)	1,030,758
1,900	7.50%, 9/1/22	2,483,319

		5,234,022

	Iowa—1.8%
	Finance Auth. Rev.,
250	Deerfield Retirement Community, Inc., 5.50%, 11/15/27, Ser. A	231,893
1,075	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	948,365
4,500	Edgewater LLC Project, 6.75%, 11/15/42	4,788,720
15,350	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	15,235,489

		21,204,467

	Kansas—0.1%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	578,215
850	Manhattan Rev., Meadowlark Hills Retirement, 5.00%, 5/15/36, Ser. A	855,364

		1,433,579

	Kentucky—0.1%
1,000	Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	1,201,500

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Louisiana—3.7%
	Local Gov’t Environmental Facs. & Community Dev. Auth Rev.,
$450	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	$538,614
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	854,723
1,000	Woman’s Hospital Foundation, 6.00%, 10/1/44, Ser. A	1,144,260
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
3,300	5.50%, 5/15/47, Ser. B	3,516,744
2,000	6.50%, 5/15/37	2,438,460
33,395	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	33,841,825

		42,334,626

	Maryland—0.9%
	Health & Higher Educational Facs. Auth. Rev.,
1,000	Adventist Healthcare, 5.75%, 1/1/25, Ser. A	1,011,970
1,400	Charlestown Community, 6.25%, 1/1/41	1,611,722
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	989,840
2,380	Medstar Health, 5.00%, 8/15/41	2,659,293
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	4,412,880

		10,685,705

	Massachusetts—0.9%
	Dev. Finance Agcy. Rev.,
4,610	Adventcare Project, 6.75%, 10/15/37, Ser. A	4,876,089
580	Adventcare Project, 7.625%, 10/15/37	662,731
1,000	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	1,149,760
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	3,370,061

		10,058,641

	Michigan—2.6%
1,000	Detroit, GO, 5.25%, 11/1/35	1,094,790
5,000	Detroit Water and Sewerage Dept. Rev., 5.25%, 7/1/39, Ser. A	5,461,750
5,000	Detroit Water Supply System Rev., 5.25%, 7/1/41, Ser. A	5,416,350
800	Public Educational Facs. Auth. Rev., Bradford Academy, 6.50%, 9/1/37 (a)(d)	576,632
3,000	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	3,800,310
	State Hospital Finance Auth. Rev., Oakwood Group, Ser. A (c),
3,000	5.75%, 4/1/32 (Pre-refunded @ $100 4/1/13)	3,012,060
1,625	6.00%, 4/1/22 (Pre-refunded @ $100 4/1/13)	1,631,825
10,510	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	9,676,977

		30,670,694

	Minnesota—0.6%
150	Duluth Housing & Redev. Auth. Rev., 5.875%, 11/1/40, Ser. A	154,596
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	1,518,120
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	2,813,131
1,530	6.125%, 10/1/39	1,634,254
500	Oronoco Rev., Wedum Shorewood Campus Project, 5.40%, 6/1/41	502,310
400	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	450,628

		7,073,039

	Mississippi—0.0%
105	Dev. Bank Special Obligation Rev., Capital Projects and Equipment Acquisition, 5.00%, 7/1/24, Ser. A-2 (AMBAC)	107,179

	Missouri—0.1%
715	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	763,949

	Nevada—0.9%
10,000	Clark Cnty., GO, 4.75%, 11/1/35 (FGIC-NPFGC) (h)	10,559,900

	New Hampshire—0.2%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	2,266,880

	New Jersey—5.2%
950	Burlington Cnty. Bridge Commission Rev., The Evergreens Project, 5.625%, 1/1/38	983,316
	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project,
4,000	5.75%, 10/1/21	4,400,000
11,405	5.75%, 4/1/31	12,896,888
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	524,979
2,000	MSU Student Housing Project, 5.875%, 6/1/42	2,269,840
	Health Care Facs. Financing Auth. Rev.,
1,500	AHS Hospital Corp., 6.00%, 7/1/37	1,847,805
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	1,631,370
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	2,242,080
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
3,300	4.75%, 6/1/34	2,865,159
16,305	5.00%, 6/1/41	14,338,291
15,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	16,604,100

		60,603,828

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	New Mexico—0.2%
$2,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	$2,240,660

	New York—14.1%
1,200	Erie Cnty. Industrial Dev. Agcy. Rev., Orchard Park, Inc. Project, 6.00%, 11/15/36, Ser. A	1,230,972
34,500	Hudson Yards Infrastructure Corp. Rev., 5.25%, 2/15/47, Ser. A	39,012,600
	Liberty Dev. Corp. Rev.,
1,000	5.125%, 1/15/44	1,110,550
2,500	5.625%, 7/15/47	2,877,350
1,250	Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49	1,491,838
1,505	Goldman Sachs Headquarters, 5.25%, 10/1/35	1,797,933
10,000	Goldman Sachs Headquarters, 5.25%, 10/1/35 (h)	11,946,400
3,880	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	4,390,492
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	757,317
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
2,830	5.00%, 6/15/37, Ser. D (h)	3,058,890
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (h)	4,407,240
2,000	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	2,282,520
	New York Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	11,302,200
54,000	4 World Trade Center Project, 5.75%, 11/15/51	64,105,560
1,750	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	1,989,995
10,005	State Thruway Auth. Rev., 5.00%, 1/1/42, Ser. I	11,223,909

		162,985,766

	North Carolina—0.1%
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	564,223
1,000	Village at Brookwood, 5.25%, 1/1/32	1,025,300

		1,589,523

	North Dakota—0.3%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities, 6.75%, 1/1/33	4,049,465

	Ohio—2.6%
14,225	Buckeye Tobacco Settlement Financing Auth. Rev., 6.50%, 6/1/47, Ser. A-2	13,568,659
4,000	Hamilton Cnty. Healthcare Rev., Christ Hospital Project, 5.00%, 6/1/42	4,293,400
3,900	Hamilton Cnty. Sales Tax Rev., 5.00%, 12/1/30, Ser. A	4,377,555
1,000	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/15/15) (c)	1,118,420
2,000	JobsOhio Beverage System Rev., 5.00%, 1/1/38, Ser. A	2,268,800
1,000	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A (Pre-refunded @ $100, 11/15/14) (c)	1,100,840
3,000	State Rev., Cleveland Clinic Health System, 5.50%, 1/1/39, Ser. B	3,401,220

		30,128,894

	Oregon—0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health System, 5.50%, 7/15/35, Ser. A	1,113,130
1,155	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	1,276,772

		2,389,902

	Pennsylvania—4.6%
10,000	Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center, 5.00%, 11/1/44, Ser. A	10,993,200
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	796,043
670	6.00%, 7/1/35	714,763
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B (e)	2,563,307
	Higher Educational Facs. Auth. Rev.,
850	Edinboro Univ. Foundation, 6.00%, 7/1/43	960,959
400	Thomas Jefferson Univ., 5.00%, 3/1/40	440,036
500	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	554,790
8,500	Montgomery Cnty. Industrial Dev. Auth. Rev., New Regional Medical Center, 5.375%, 8/1/38 (FHA)	9,770,580
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	18,805,400
6,000	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Health System, 5.625%, 7/1/42, Ser. A	6,653,520
500	Philadelphia Water & Sewer Rev., 5.25%, 1/1/36, Ser. A	560,235
1,000	Westmoreland Cnty. Industrial Dev. Auth. Rev., Excela Health Project, 5.125%, 7/1/30	1,066,820

		53,879,653

	Rhode Island—5.0%
56,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. 2002-A	58,066,964

	South Carolina—0.1%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	1,099,960

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Tennessee—1.2%
$1,750	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39	$1,986,075
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38, Ser. A	1,187,900
500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev., Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	531,375
	Tennessee Energy Acquisition Corp. Rev., Ser. C,
3,000	5.00%, 2/1/23	3,411,540
6,000	5.00%, 2/1/27	6,806,760

		13,923,650

	Texas—12.5%
130	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (GTD-PSF)	135,742
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	6,564,285
2,500	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	2,791,650
10,000	Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/33, Ser. G	11,292,900
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev.,
2,000	Baylor College of Medicine, 5.00%, 11/15/37	2,278,260
3,750	Texas Children’s Hospital Project, 5.25%, 10/1/29	4,398,638
12,700	Texas Children’s Hospital Project, 5.50%, 10/1/39	14,531,975
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms, 5.50%, 2/15/37, Ser. A	700,217
5,000	Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26	5,546,300
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	11,393,860
10,300	5.50%, 12/15/38	11,419,713
	North Texas Tollway Auth. Rev.,
5,750	5.00%, 1/1/38	6,257,495
1,300	5.50%, 9/1/41, Ser. A	1,538,758
5,000	5.625%, 1/1/33, Ser. B	5,729,950
1,200	5.75%, 1/1/33, Ser. F	1,327,200
1,920	Private Activity Bond Surface Transportation Corp. Rev., 7.00%, 6/30/40	2,327,002
2,000	Sabine River Auth. Pollution Control Rev., TXU Energy, 5.20%, 5/1/28, Ser. C	140,180
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	296,815
	State, Mobility Fund, GO (h),
10,025	4.75%, 4/1/35, Ser. A	10,702,088
17,500	4.75%, 4/1/36	19,190,150
1,000	State Public Finance Auth. Rev., Charter School Finance Corp., 5.875%, 12/1/36, Ser. A	1,086,440
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	3,581,220
15,300	Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26, Ser. D	19,965,429
1,000	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	1,203,790

		144,400,057

	Virginia—0.2%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	1,147,630
2,050	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes, 5.50%, 7/1/37, Ser. A	1,127,500

		2,275,130

	Washington—1.5%
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	1,503,060
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	1,221,630
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	14,331,200

		17,055,890

	West Virginia—0.2%
2,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	2,579,160

	Wisconsin—0.1%
1,000	Health & Educational Facs. Auth. Rev., Prohealth Care, Inc., 6.625%, 2/15/39	1,172,820

	Total Municipal Bonds & Notes (cost-$1,012,901,810)	1,135,271,239

VARIABLE RATE NOTES—2.1%
	California—0.5%
5,000	Health Facs. Financing Auth. Rev., 12.396%, 11/15/36, Ser. 3193 (a)(d)(f)(g)	6,194,600

	Florida—0.2%
1,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.00%, 11/15/31, Ser. C (g)	1,913,814

	Illinois—0.6%
6,000	Chicago, GO, 15.34%, 1/1/34, Ser. 3190 (a)(d)(f)(g)	7,304,460

	Texas—0.6%
5,365	State, GO, 11.739%, 4/1/37, Ser. 3197 (a)(d)(f)(g)	6,508,496

PIMCO Municipal Income Fund II Schedule of Investments

February 28, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	West Virginia—0.2%
$2,000	Economic Dev. Auth. Rev., Appalachian Power, 5.375%, 12/1/38, Ser. A (g)	$2,243,540

	Total Variable Rate Notes (cost—$20,273,344)	24,164,910

	Total Investments (cost—$1,033,175,154) (i)—100.0%	$1,159,436,149

Industry classification of portfolio holdings as a percentage of total investments at February 28, 2013 was as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	25.1%
Tobacco Settlement Funded	15.4
Miscellaneous Taxes	6.8
Industrial Revenue	6.2
Natural Gas Revenue	5.7
Miscellaneous Revenue	4.5
Water Revenue	4.3
Port, Airport & Marina Revenue	3.5
Highway Revenue Tolls	2.8
Lease (Appropriation)	2.7
College & University Revenue	2.6
Electric Power & Light Revenue	2.2
Sewer Revenue	0.5
Transit Revenue	0.4
Sales Tax Revenue	0.4
Resource Recovery Revenue	0.2
Fuel Sales Tax Revenue	0.1
Local or Guaranteed Housing	0.1
Lease Revenue	0.1
Income Tax Revenue	0.0

Total Revenue Bonds		83.6%
General Obligation		12.9
Special Assessment		2.2
Tax Allocation		0.9
Certificates of Participation		0.3
Special Tax		0.1

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $24,854,919, representing 2.1% of total investments.
(b)	Illiquid.
(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	In default.
(f)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on February 28, 2013.
(g)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2013.
(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	At February 28, 2013, the cost basis of portfolio securities for federal income tax purposes was $982,154,641. Gross unrealized appreciation was $131,957,297; gross unrealized depreciation was $4,305,818; and net unrealized appreciation was $127,651,479. The difference between book and tax cost was attributable to inverse floater transactions.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes—Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the nine months ended February 28, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at February 28, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 2/28/13
Investments in Securities—Assets
Municipal Bonds & Notes	$—	$1,135,271,239	$—	$1,135,271,239
Variable Rate Notes	—	24,164,910	—	24,164,910

Totals	$—	$1,159,436,149	$—	$1,159,436,149

At February 28, 2013, there were no transfers between Levels 1 and 2.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

GTD—Guaranteed

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

PSF—Public School Fund

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund II

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: April 19, 2013

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: April 19, 2013

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: April 19, 2013